NOTE RECEIVABLE (Details Narrative) - Notes Receivable [Member] - Borrower [Member] - USD ($)	Sep. 30, 2023	Jul. 19, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable		$ 572,000
Note receivable interest rate		3.00%
Note receivable due date		Sep. 30, 2023
Payment of note receivable	$ 567,609
Interest income received	$ 2,892